Accounts Receivable, Net - Schedule of Allowance for Credit Loss Movement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Loss Movement [Abstract]
At the beginning of the year	$ (155,642)	$ (97,133)
Allowance of the year	(372,718)	(58,509)
At the end of the year	$ (528,360)	$ (155,642)